Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.28

TPR Firm:			Report Date:	XXX
Client Name:	XXX		Report:	Rating Agency Grades
Deal Name:	XXX		Loans in report:	XXX

					INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	2025040501			XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A